Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees - Long-Term Purchase Obligations (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FUTURE PAYMENTS UNDER LONG-TERM PURCHASE OBLIGATIONS
2020	$ 89,490,000
2021	35,986,000
2022	19,311,000
2023	8,782,000
2024	9,829,000
Thereafter	14,474,000
Total long-term purchase obligations	177,872,000
Payments under long-term purchase obligations	35,300,000	$ 60,700,000	$ 44,200,000
Cleco Power
FUTURE PAYMENTS UNDER LONG-TERM PURCHASE OBLIGATIONS
2020	28,741,000
2021	29,832,000
2022	18,025,000
2023	7,751,000
2024	7,740,000
Thereafter	13,242,000
Total long-term purchase obligations	105,331,000
Payments under long-term purchase obligations	94,800,000	$ 94,800,000	$ 47,000,000
Cleco Holdings | Purchase of coal, petroleum coke, limestone, entergy capacity and energy delivery facilities
FUTURE PAYMENTS UNDER LONG-TERM PURCHASE OBLIGATIONS
Total long-term purchase obligations	$ 0